TRADE RECEIVABLES AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
TRADE RECEIVABLES AND OTHER RECEIVABLES
Schedule of trade receivables and other receivables

in € thousand	12/31/2025	12/31/2024
Trade receivables	28,865	24,704
Receivables from equity method investees	4,435	4,207
Receivables from shareholder	—	4,711
Other receivables	353	4,599
Total trade and other receivables	33,653	38,221